Label	Element	Value
FRC Founders Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FRC Founders Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FRC Founders Index Fund (the “Fund”) seeks to provide investment results that track the total return performance, before fees and expenses, of the First Republic Founders IndexSM (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2021, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. As described in more detail below, the Index seeks to track companies that will potentially benefit from the continued influence of one or more original founders in the ongoing leadership of the business. First Republic Investment Management, Inc. (“FRIM” or the “Adviser”) is the Fund's investment adviser.
The Index is a rules based benchmark of equity securities issued by publicly traded companies in which the founder or founders are actively involved and remain a key influence in the companies' strategy. The Index is equal-weighted at the time of rebalancing. The Index defines a founder-influenced company as one in which the founder or founders serve in a key executive role and/or on its board of directors. The Index is intended to track founder-influenced companies that, because of the founder's continuing presence, are expected to display certain consistent characteristics including the ability to move quickly and innovate, commitment to client satisfaction, focus on culture, and long-term view of the business. The Index is designed to capture the key benefit often observed in founder-led companies - the presence of a high degree of entrepreneurialism in the organizational culture. The Index was created by the Adviser and is maintained by IHS Markit.
The strategy consists of a proprietary quantitative screening methodology to select the companies included in the Index. The companies are selected from the largest 3,000 U.S. companies and foreign issuers that trade in the U.S. (determined by inclusion in the Russell 3000 Index) based on founder-influenced criteria, market capitalization criteria, minimum liquidity criteria, and minimum stock price criteria. The following factors are used to determine a company's inclusion in the Index and all must be satisfied: (1) a company must have one or more founders currently involved in the business, (2) the company must be a member of the Russell 3000 Index, (3) the company must meet a minimum market capitalization of $1 billion, (4) the company must have $1 million of average daily liquidity, and (5) the company must not be a penny stock. There is no weighting of the Index based on these factors and a company is removed from the Index if any of the above-mentioned criteria are no longer met.
The inclusion of numerous founder-influenced companies in the Index permits exposure to a wide range of market capitalizations, industries and stages of development. The Index will be rebalanced quarterly and reconstituted annually, at which times the companies included in the Index will be equal-weighted. As of December 31, 2021, the Index included 536 companies. Due to their inclusion in the Russell 3000 Index, the Fund may invest in securities of foreign issuers that are registered to trade in the U.S.
The Fund normally invests at least 85% of its net assets plus borrowings for investment purposes in the securities of the Index using a replication approach, which means that it normally will invest in all of the securities comprising the Index in proportion to the weightings in the Index. The Fund will be concentrated in a single industry or group of industries to the extent the Index is concentrated; the Fund is considered concentrated if more than 25% of the Fund's total assets are invested in an industry or group of industries.
The Fund may invest up to 5% of its net assets in exchange-traded funds (“ETFs”) registered in the U.S. Any investment in ETFs is intended to be short-term to assist in cash management and contribute to reduced tracking error.
The Fund may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a “principal risk” of investing in the Fund. The following risks could affect the value of your investment:
Equity Securities Risk. The securities markets are volatile and the market prices of the Fund’s investments in equity securities may decline generally. Equity securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Volatility in the securities market may make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis. Market volatility may also adversely affect the broader economy, which in turn may adversely affect the value of securities owned by the Fund and the net asset value (“NAV”) of its shares.
Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including market responses to economic and political developments. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities.
ETF Risk. Investing in an ETF exposes the Fund to risks similar to those of investing directly in those securities. Unlike shares of typical mutual funds, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market value, and not at NAV and, therefore, may trade at either a premium or discount to NAV. The Fund will indirectly bear its proportionate share of the management fees and other expenses that are charged by the ETF in addition to the management fees and other expenses paid by the Fund. The Fund will also pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Small and Medium Cap Company Risk. The Fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Large Cap Company Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.
Industry Concentration/Sector Focus Risk. The Fund’s investments may be concentrated in an industry or group of industries to the extent the Index is so concentrated. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.
Tracking Error Risk. The Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index. In order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance, which may contribute to tracking error.
REIT Risk. Investing in REITs may subject the Fund to certain risks associated with a REIT’s direct investment in real property and real-estate related loans. A REIT that invests in real estate-related loans may be affected by the quality of the credit extended and interest rate risk, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for favorable tax treatment under the Internal Revenue Code of 1986 (the “Code”) or failure to maintain exemption from registration under the Investment Company Act of 1940 (the “1940 Act”).
Limited Operating History Risk. The Fund is recently organized with a limited operating history. As a result, prospective investors do not have a long-term record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Founder-Led Company Risk. Companies led by their founders involve risks related to ownership and management of the company. A founder may own a controlling stake in the company that could result in management decisions that negatively affect the remaining shareholders. Being founder-led could also raise entrenchment issues, in which the founder uses his or her position in the company to further his or her personal gain or ambitions, which may negatively affect shareholders.
Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a security due to current or projected performance of a security, industry or sector, unless that security is removed from the Index or the selling of that security is otherwise required upon a reconstitution of the Index in accordance with the index methodology.
Foreign Investments Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Recent Market Events Risk. Periods of market volatility may occur in response to pandemics or other events outside of the Adviser’s control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus (COVID-19) has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. COVID-19 has negatively affected the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of COVID-19 and the actions taken by authorities and other entities to contain COVID-19 or treat its impact.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31, 2021. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of broad-based securities market indices. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is posted on the Fund’s website at https://funddocs.filepoint.live/firstrepublic/foundersindex or by calling the Fund toll-free at 888-928-0298.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-928-0298
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://funddocs.filepoint.live/firstrepublic/foundersindex
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest quarterly return was 7.78% for the quarter ended March 31, 2021 and the lowest quarterly return was -3.68% for the quarter ended September 30, 2021.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.68%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
FRC Founders Index Fund | First Republic Founders IndexSM (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	First Republic Founders IndexSM(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.97%
Since Inception	rr_AverageAnnualReturnSinceInception	29.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2020
FRC Founders Index Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.66%
Since Inception	rr_AverageAnnualReturnSinceInception	33.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2020
FRC Founders Index Fund | FRC Founders Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FNDRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	502
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 997
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	28.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2020
FRC Founders Index Fund | FRC Founders Index Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	24.19%
FRC Founders Index Fund | FRC Founders Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	20.30%

[1]	The 1.00% Maximum Sales Charge (Load) Imposed on Purchases will not be charged to investors who have opened an account directly with First Republic Investment Management, Inc.